Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Product sales	$ 795	$ 1,102	$ 3,335	$ 1,234	$ 3,543	$ 945	$ 757
License fees	60		180			750
Commercial collaborations		12	80	332	364	1,410	2,007
Contracts and grants		915	287	3,155	3,923	1,450	2,962
Total revenues	855	2,029	3,882	4,721	7,830	4,371	5,726
Cost of goods sold
Product	559	764	3,484	823	2,663	954	183
Commercial collaborations	(124)	3	73	194	194	781	2,449
Contracts and grants		592	296	2,187	2,534	1,120	1,978
Warranty and inventory reserves	97	125	155	253	409	198	(2,865)
Total cost of goods sold	532	1,484	4,008	3,457	5,800	3,053	1,745
Gross profit (loss)	323	545	(126)	1,264	2,030	1,318	3,981
Operating expenses
Research and development	1,594	2,664	4,933	6,818	8,212	9,389	12,993
Sales and marketing	834	943	2,798	3,274	4,051	2,894	2,969
General and administrative	2,730	1,722	6,107	6,102	7,552	7,796	9,837
Depreciation and amortization	259	518	1,013	1,450	1,896	2,035	2,076
Loss on disposal of assets	2		18	86	770
Total operating expenses	5,419	5,847	14,869	17,730	22,481	22,114	33,202
Loss from operations	(5,096)	(5,302)	(14,995)	(16,466)	(20,451)	(20,796)	(29,221)
Other (expense) income
Interest expense	(97)	(3)	(155)	(13)	19	107	97
Interest income		27		79	101	188	982
Change in market value of warrants	(676)		346
Loss on foreign exchange	(4)	(3)	(5)	(2)	(1)	(2)	(10)
Total other (loss) income, net	(777)	21	186	64	(1,964)	930	786
Loss from continuing operations	(5,873)	(5,281)	(14,809)	(16,402)	(22,415)	(19,866)	(28,435)
Gain from discontinued operations				124	124	(2,065)	(905)
Net loss	(5,873)	(5,281)	(14,809)	(16,278)	(22,291)	(21,931)	(29,340)
Less: Net loss attributable to non-controlling interest				5	5	619	272
Net loss attributable to Altair Nanotechnologies Inc.	(5,873)	(5,281)	(14,809)	(16,273)	(22,286)	(21,312)	(29,068)
Net loss attributable to Altair Nanotechnologies Inc. shareholders:
Loss from continuing operations	(5,873)	(5,281)	(14,809)	(16,402)	(22,415)	(19,866)	(28,435)
Gain from discontinued operations				129	129	(1,446)	(633)
Net loss	$ (5,873)	$ (5,281)	$ (14,809)	$ (16,273)	$ (22,286)	$ (21,312)	$ (29,068)
Basic and diluted:
Loss from continuing operations (in Dollars per share)	$ (0.10)	$ (0.20)	$ (0.38)	$ (0.61)	$ (0.84)	$ (0.79)	$ (1.32)
Loss per common share - basic and diluted (in Dollars per share)	$ (0.10)	$ (0.20)	$ (0.38)	$ (0.61)	$ (0.84)	$ (0.85)	$ (1.35)
Weighted average shares - basic and diluted (in Shares)	60,222,433	26,800,553	39,286,178	26,464,591	26,550,288	25,044,432	21,475,928